Dividends - Summary of dividends per share (Parenthetical) (Detail) - Rio Tinto Limited	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [Line Items]
Franked final dividend percentage	30.00%	30.00%	30.00%
Franked Interim dividend percentage	30.00%	30.00%	30.00%